Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	QT Imaging Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	6770
Entity Tax Identification Number	85-1728920
Contact Personnel Name	Dr. Raluca Dinu
Entity Address, Address Line One	3 Hamilton Landing
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Novato
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94949
City Area Code	650
Local Phone Number	276-7040
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001844505
Document Type	S-1/A
Amendment Flag	false